UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20546

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement
                                   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:  Alley Co LLC
Address: 585 Bank Lane, Suite 2400
         Lake Forest, IL 60045

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Steven J. Alley
Title:  President
Phone:  847-482-0938
Signature,		Place,			Date of Signing:
Steven J. Alley		Lake Forest, Illinois	February 13, 2013

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	72
Form 13F Information Table Value Total:	$104,276
List of Other Included Managers:	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Incorporated             COM              001055102     2304    43366 SH       Sole                    43366
AT&T Inc.                      COM              00206R102     2756    81757 SH       Sole                    81757
Abbott Labs                    COM              002824100     2757    42084 SH       Sole                    42084
Altria Group                   COM              02209S103     2712    86247 SH       Sole                    86247
Amazon                         COM              023135106     1010     4027 SH       Sole                     4027
Apple Computer                 COM              037833100     3613     6789 SH       Sole                     6789
Arthur J. Gallagher & Co.      COM              363576109     2652    76547 SH       Sole                    76547
BCE, Inc.                      COM              05534B760     3280    76378 SH       Sole                    76378
Berkshire Hathaway Cl B        COM              084670702     1066    11886 SH       Sole                    11886
BlackRock, Inc.                COM              09247X101      575     2783 SH       Sole                     2783
Bristol-Myers Squibb Co.       COM              110122108     1454    44618 SH       Sole                    44618
CVS                            COM              126650100     1358    28089 SH       Sole                    28089
Caterpillar Inc.               COM              149123101     1205    13447 SH       Sole                    13447
Cisco Systems                  COM              17275R102     1058    53856 SH       Sole                    53856
Comcast Corp                   COM              20030N101      783    20959 SH       Sole                    20959
Conoco Phillips                COM              20825C104     2732    47112 SH       Sole                    47112
Consolidated Edison            COM              209115104     1270    22863 SH       Sole                    22863
Duke Energy Corp.              COM              26441C204     1998    31310 SH       Sole                    31310
Emerson Electric               COM              291011104     2713    51236 SH       Sole                    51236
Enterprise Products Partners   COM              293792107      786    15693 SH       Sole                    15693
Exxon Mobil Corp.              COM              30231G102      216     2491 SH       Sole                     2491
Genuine Parts Co.              COM              372460105     1697    26686 SH       Sole                    26686
Glaxosmithkline PLC ADRF       COM              37733W105     1383    31808 SH       Sole                    31808
Google Inc.                    COM              38259P508     1169     1652 SH       Sole                     1652
Integrys Energy Group          COM              45822P105      399     7648 SH       Sole                     7648
Intel                          COM              458140100     2618   126982 SH       Sole                   126982
International Business Machine COM              459200101     1067     5570 SH       Sole                     5570
JP Morgan Chase                COM              46625H100     2406    54719 SH       Sole                    54719
Johnson & Johnson              COM              478160104      226     3229 SH       Sole                     3229
Kimberly-Clark Corp.           COM              494368103     2033    24079 SH       Sole                    24079
Kinder Morgan Energy Partners  COM              494550106     1526    19131 SH       Sole                    19131
MasterCard Incorporated        COM              57636Q104      744     1515 SH       Sole                     1515
McDonald's Corp.               COM              580135101     2483    28147 SH       Sole                    28147
Merck & Co. Inc.               COM              58933Y105     1587    38765 SH       Sole                    38765
Microchip Technology           COM              595017104     2376    72915 SH       Sole                    72915
Microsoft                      COM              594918104     1983    74239 SH       Sole                    74239
Oracle Corp.                   COM              68389X105     2003    60106 SH       Sole                    60106
Packaging Corp of America      COM              695156109      346     9003 SH       Sole                     9003
Patterson Companies            COM              703395103      238     6959 SH       Sole                     6959
Paychex                        COM              704326107     2338    75191 SH       Sole                    75191
Perrigo Company                COM              714290103      799     7682 SH       Sole                     7682
Philip Morris International    COM              718172109     4881    58353 SH       Sole                    58353
Phillips 66                    COM              718546104     1586    29860 SH       Sole                    29860
Polaris Industries Inc.        COM              731068102      634     7539 SH       Sole                     7539
Praxair Inc.                   COM              74005P104      587     5363 SH       Sole                     5363
Procter & Gamble               COM              742718109     1867    27502 SH       Sole                    27502
RPM Int'l                      COM              749685103     1707    58143 SH       Sole                    58143
Reynolds American              COM              761713106      262     6330 SH       Sole                     6330
SPDR Financial Sel ETF         COM              81369Y605     2447   149293 SH       Sole                   149293
SPDR Trust Unit SR 1 ETF       COM              78462F103     2291    16087 SH       Sole                    16087
Schlumberger                   COM              806857108     1156    16686 SH       Sole                    16686
Spectra Energy                 COM              847560109     1372    50111 SH       Sole                    50111
Starbucks Corp.                COM              855244109     1173    21866 SH       Sole                    21866
V F Corp                       COM              918204108      646     4278 SH       Sole                     4278
Vanguard Emerging Market Fund  COM              922042858      906    20351 SH       Sole                    20351
Vanguard European              COM              922042874      331     6776 SH       Sole                     6776
Vanguard Extended Mkt          COM              922908652      360     5947 SH       Sole                     5947
Vanguard Index - Growth        COM              922908736      688     9670 SH       Sole                     9670
Vanguard Large Cap             COM              922908637     1080    16580 SH       Sole                    16580
Vanguard MSCI Pacific ETF      COM              922042866      263     4930 SH       Sole                     4930
Vanguard Value ETF             COM              922908744      398     6775 SH       Sole                     6775
Verizon Communication          COM              92343V104     1884    43542 SH       Sole                    43542
Wells Fargo & Co.              COM              949746101      955    27939 SH       Sole                    27939
Xcel Energy Inc.               COM              98389B100     1054    39449 SH       Sole                    39449
iShares Core S&P Mid-Cap ETF   COM              464287507     1414    13905 SH       Sole                    13905
iShares Core S&P Small-Cap ETF COM              464287804     1181    15120 SH       Sole                    15120
iShares DJ Select Dividend Ind COM              464287168     1108    19361 SH       Sole                    19361
iShares MSCI Emerging Mkt Inde COM              464287234      925    20850 SH       Sole                    20850
iShares Russell Midcap Index F COM              464287499      925     8183 SH       Sole                     8183
iShares TR Russell 2000 Index  COM              464287655      817     9684 SH       Sole                     9684
Cohen & Steer Realty Majors In COM              464287564     1401    17841 SH       Sole                    17841
Allianz SE 8.375% Undated Sub  PFD              018805200      256    10000 SH       Sole                    10000